Equity instruments - Breakdown - (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets held for trading	€ 116,953	€ 114,945	€ 108,230
Non-trading financial assets mandatorily at fair value through profit or loss	5,536	4,486	4,911
Financial assets designated at fair value through other comprehensive income	108,038	120,953	125,708
Total financial assets	163,853	176,554	184,596
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for trading	15,077	9,615	12,437
Non-trading financial assets mandatorily at fair value through profit or loss	4,042	3,234	3,350
Financial assets designated at fair value through other comprehensive income	2,453	2,783	2,863	€ 2,671
Total financial assets	21,572	15,632	18,650
Shares of Spanish companies
Disclosure of financial assets [line items]
Total financial assets	3,896	3,364	3,711
Shares of foreign companies
Disclosure of financial assets [line items]
Total financial assets	15,184	10,437	12,682
Shares of investment funds
Disclosure of financial assets [line items]
Total financial assets	€ 2,492	€ 1,831	€ 2,257